Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 851,356	$ 1,087,497	$ 2,093,718
Accounts receivable, net of allowance for credit losses of $24,210 and $5,748, respectively	804,519	936,321	105,049
Prepaid expenses and other current assets	605,853	643,674	741,155
Total current assets	2,261,728	2,667,492	2,939,922
Property and equipment, net	9,397	3,539	4,644
Intangible assets, net	8,332,096	3,883,853
Goodwill	21,991,721	18,972,475	2,171,526
Operating lease right-of-use assets	55,174	72,565	134,013
Deferred tax asset	111,635
Deferred offering costs	201,769
Other assets	13,984	11,154	38,381
Total assets	32,986,504	25,674,078	5,288,486
Current liabilities:
Accounts payable	2,022,645	7,782,746	6,439,863
Accrued expenses and other current liabilities	3,995,488	3,891,018	5,194,240
Convertible notes, carried at fair value	2,304,000
Deferred underwriting fees			4,000,000
Deferred fee			500,000
Private placement warrant liability	901,000
Earnout liability	962,693	14,850	59,399
Due to related party	67,118	167,118	67,118
GEM commitment fee liability			2,000,000
Deferred revenue	3,707,872	3,934,627	1,214,096
Operating lease liabilities, current	25,046	22,731	234,043
Total current liabilities	26,045,912	28,260,148	37,089,615
Deferred revenue - long-term	93,726	117,643
Deferred tax liability	1,375,710	10,115
Operating lease liabilities, non-current	30,919	49,974
Other long-term liabilities			75,000
Total liabilities	27,546,267	28,437,880	37,164,615
Commitments and contingencies (Note 17)
Stockholders’ equity (deficit):
Common stock, $0.0001 par value, 275,000,000 (250,000,000 Class A and 25,000,000 Class B) shares authorized and 819,516 (588,403 Class A and 231,113 Class B) and 258,529 (27,416 Class A and 231,113 Class B) issued and outstanding at December 31, 2024 and December 31, 2023, respectively	517	80	26
Preferred stock, $0.0001 par value, 75,000,000 shares authorized, 1 and 0 shares issued and outstanding at December 31, 2024 and December 31, 2023
Additional paid-in capital	101,260,898	75,515,831	14,890,169
Accumulated Other Comprehensive (loss) income	(81,371)
Accumulated deficit	(95,739,807)	(78,279,713)	(46,766,324)
Stockholders’ equity (deficit)	5,440,237	(2,763,802)	(31,876,129)
Total liabilities and stockholders’ equity (deficit)	32,986,504	25,674,078	5,288,486
Reverse Stock Split [Member]
Current assets:
Cash		1,087,497
Accounts receivable, net of allowance for credit losses of $24,210 and $5,748, respectively		936,321
Prepaid expenses and other current assets		643,674
Total current assets		2,667,492
Property and equipment, net		3,539
Intangible assets, net		3,883,853
Goodwill		18,972,475
Operating lease right-of-use assets		72,565
Other assets		11,154
Total assets		25,674,078
Current liabilities:
Accounts payable		7,782,746
Accrued expenses and other current liabilities		3,891,018
Deferred underwriting fees
Deferred fee
Earnout liability		14,850
Due to related party		167,118
GEM commitment fee liability
Deferred revenue		3,934,627
Operating lease liabilities, current		22,731
Total current liabilities		28,260,148
Deferred revenue - long-term		117,643
Deferred tax liability		10,115
Operating lease liabilities, non-current		49,974
Other long-term liabilities
Total liabilities		28,437,880
Commitments and contingencies (Note 17)
Stockholders’ equity (deficit):
Common stock, $0.0001 par value, 275,000,000 (250,000,000 Class A and 25,000,000 Class B) shares authorized and 819,516 (588,403 Class A and 231,113 Class B) and 258,529 (27,416 Class A and 231,113 Class B) issued and outstanding at December 31, 2024 and December 31, 2023, respectively		82
Preferred stock, $0.0001 par value, 75,000,000 shares authorized, 1 and 0 shares issued and outstanding at December 31, 2024 and December 31, 2023
Additional paid-in capital		75,515,829
Accumulated deficit		(78,279,713)
Stockholders’ equity (deficit)		(2,763,802)	(31,876,129)
Total liabilities and stockholders’ equity (deficit)		25,674,078
Related Party [Member]
Current assets:
Bifurcated embedded derivative asset - related party	9,000	63,000
Current liabilities:
Convertible notes	6,747,383	8,639,701	5,233,932
Notes payable, carried at fair value			9,164,924
Warrant liability	667	2,300	575,000
Related Party [Member] | Reverse Stock Split [Member]
Current assets:
Bifurcated embedded derivative asset - related party		63,000
Current liabilities:
Convertible notes		8,639,701
Notes payable, carried at fair value
Warrant liability		2,300
Nonrelated Party [Member]
Current liabilities:
Convertible notes		215,057
Notes payable, carried at fair value	3,307,000	3,575,000
Warrant liability	2,000	15,000	641,000
Nonrelated Party [Member] | Reverse Stock Split [Member]
Current liabilities:
Convertible notes		215,057
Notes payable, carried at fair value		3,575,000
Warrant liability		15,000
Yorkville [Member]
Current liabilities:
Convertible notes	$ 2,003,000		$ 1,766,000
Yorkville [Member] | Reverse Stock Split [Member]
Current liabilities:
Convertible notes